GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite lived intangible assets

	June 30, 2024			September 30, 2023
	Cost Basis	Accumulated Amortization	Net Carrying Amount	Cost Basis	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Patents	$32,447,460	$(5,881,476)	26,565,984	$31,708,460	$(3,445,694)	$28,262,766
Engineering designs	-	-	-	16,200,332	(184,274)	16,016,058
Other	745,947	(270,584)	475,363	745,947	(158,590)	587,357
Trademarks	1,095,693	(197,934)	897,759	1,180,138	(115,682)	1,064,456
Total finite-lived intangible assets	34,289,100	(6,349,994)	27,939,106	49,834,877	(3,904,240)	45,930,637
Indefinite-Lived Intangible Assets
In-process research and development assets	$-	$-	$-	$58,304,612	$-	$58,304,612
Total indefinite-lived intangible assets	-	-	-	58,304,612	-	58,304,612
Total Intangible Assets	$34,289,100	$(6,349,994)	$27,939,106	$108,139,489	$(3,904,240)	$104,235,249

	September 30, 2023			September 30, 2022
	Cost Basis	Accumulated Amortization	Net Carrying Amount	Cost Basis	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
Website design and development	$-	$-	$-	$2,660,391	$(1,108,496)	$1,551,895
Patents	31,708,460	(3,445,694)	28,262,766	32,391,186	(204,109)	32,187,077
Engineering designs	16,200,332	(184,274)	16,016,058	-	-	-
Other	745,947	(158,590)	587,357	2,259,575	(454,756)	1,804,819
Trademarks	1,180,138	(115,682)	1,064,456	466,014	-	466,014
Total finite-lived intangible assets	49,834,877	(3,904,240)	45,930,637	37,777,166	(1,767,361)	36,009,805
Indefinite-Lived Intangible Assets
In-process research and development assets	$58,304,612	$-	$58,304,612	$57,937,213	$-	$57,937,213
Total indefinite-lived intangible assets	58,304,612	-	58,304,612	57,937,213	-	57,937,213
Total Intangible Assets	$108,139,489	$(3,904,240)	$104,235,249	$95,714,379	$(1,767,361)	$93,947,018

Schedule of future amortization expense for finite-lived intangible assets

Years Ended September 30,	Future Amortization
2024 (3 months)	$868,642
2025	3,484,113
2026	3,484,113
2027	3,493,695
2028	3,363,505
Thereafter	13,245,038
Total Future Amortization	$27,939,106

Years Ended September 30, 2023	Future Amortization
2024	$5,250,711
2025	5,250,711
2026	5,250,711
2027	5,241,310
2028	5,101,522
Thereafter	19,835,672
Total Future Amortization	$45,930,637